SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Use of Estimates
a.	Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments, and assumptions. The Company’s management believes that the estimates, judgments, and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments, and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, the Company’s management evaluates estimates, including those related to inventories, fair values of share-based awards, contingent liabilities, provision for warranty, allowance for credit losses and sales return reserve. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Financial Statements in U.S. Dollars
b.	Financial Statements in U.S. Dollars:

The functional currency is the currency that best reflects the economic environment in which the Company and its subsidiaries operate and conduct their transactions. Most of the Company’s revenues and costs are incurred in U.S. dollar. In addition, the Company’s financing activities are incurred in U.S. dollars. The Company’s management believes that the dollar is the primary currency of the economic environment in which the Company and each of its subsidiaries operate. Thus, the dollar is the Company’s and its subsidiary's functional and reporting currency.

Accordingly, monetary accounts maintained in currencies other than the U.S. dollar are remeasured into U.S. dollars in accordance with ASC 830 “Foreign Currency Matters.” All transaction gains and losses of the remeasured monetary balance sheet items are reflected in the consolidated statements of operations as financing income or expenses as appropriate.

Principles of Consolidation
c.	Principles of Consolidation:

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. Intercompany balances have been eliminated upon consolidation.

Cash Equivalents
d.	Cash Equivalents:
Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, at the date acquired.
Inventories
e.	Inventories:

Inventories are stated at the lower of cost or net realizable value. Inventory reserves are provided to cover risks arising from slow-moving items or technological obsolescence.

The Company periodically evaluates the quantities on hand relative to historical, current, and projected sales volume. Based on this evaluation, an impairment charge is recorded when required to write-down inventory to its net realized value.

Cost is determined as follows:

Finished products - based on raw materials and manufacturing costs on an average basis.

Raw materials - The weighted average cost method.

The Company regularly evaluates the ability to realize the value of inventory based on a combination of factors, including historical usage rates and forecasted sales according to outstanding backlogs. Purchasing requirements and alternative usage are explored within these processes to mitigate inventory exposure. When recorded, the reserves are intended to reduce the carrying value of inventory to its net realizable value. If actual demand for the Company’s products deteriorates, or market conditions are less favourable than those projected, additional inventory reserves may be required.

Property and Equipment
f.	Property and Equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%
Computer equipment	20-33 (mainly 33)
Office furniture and equipment	6 - 10 (mainly 10)
Machinery and laboratory equipment	15
Field service units	20-50
Leasehold improvements	Over the shorter of the lease term or estimated useful life

Business Combinations
a.
Business Combinations

The Company accounts for business combinations in accordance with ASC 805, “Business Combinations”. For business combinations accounted for under the acquisition method, ASC 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. The Company determines the recognition of intangible assets based on the following criteria: (i) the intangible asset arises from contractual or other rights; or (ii) the intangible asset is separable or divisible from the acquired entity and capable of being sold, transferred, licensed, returned or exchanged.

The excess of the fair value of the purchase price over the fair values of the identifiable assets and liabilities is recorded as goodwill. Determining the fair value of the identifiable assets and liabilities requires management to use significant judgment and estimates including the forecasted revenue and revenues growth rates, discount rates, customer contract renewal rates and customer attrition rates. The process of estimating the fair values requires significant estimates, especially with respect to intangible assets. Management’s determination of fair value of assets acquired and liabilities assumed at the acquisition date is based on the best information available in the circumstances and incorporates management’s own assumptions and involves a significant degree of judgment.

Acquisition-related costs include legal fees, consulting and success fees, and other non-recurring integration related costs. Acquisition-related costs are expensed as incurred.

g.	Business Combinations

The Company accounts for business combinations in accordance with ASC 805, “Business Combinations” (“ASC 805”). For business combinations accounted for under the acquisition method, ASC 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. The Company determines the recognition of intangible assets based on the following criteria: (i) the intangible asset arises from contractual or other rights; or (ii) the intangible asset is separable or divisible from the acquired entity and capable of being sold, transferred, licensed, returned or exchanged.

The excess of the fair value of the purchase price over the fair values of the identifiable assets and liabilities is recorded as goodwill. Determining the fair value of the identifiable assets and liabilities requires management to use significant judgment and estimates including the forecasted revenue and revenues growth rates, discount rates, customer contract renewal rates and customer attrition rates. The process of estimating the fair values requires significant estimates, especially with respect to intangible assets. Management’s determination of fair value of assets acquired and liabilities assumed at the acquisition date is based on the best information available in the circumstances and incorporates management’s own assumptions and involves a significant degree of judgment.

Acquisition related costs include legal fees, consulting and success fees, and other non-recurring integration related costs. Acquisition-related costs are expensed as incurred.

Goodwill and Other Intangibles
b.
Goodwill and Other Intangibles

For business combinations, the purchase prices are allocated to the tangible assets and intangible assets acquired and liabilities assumed based on their estimated fair values on the acquisition dates, with the remaining unallocated purchase prices recorded as goodwill.

The Company has no indefinite-lived intangible assets other than goodwill. Acquired identifiable finite-lived intangible assets include identifiable acquired technology, customer relationships, trademarks and backlog and are amortized on a straight-line basis over the estimated useful lives of the assets. The Company routinely reviews the remaining estimated useful lives of finite-lived intangible assets.

Goodwill is not amortized and is tested for impairment at least annually.

The Company operates as one reporting unit and the fair value of the reporting unit is estimated using quoted market prices of the Company’s stock in active markets. The Company tests goodwill for impairment annually in the fourth quarter and whenever events or changes in circumstances indicate the carrying amount of goodwill may not be recoverable.

When testing goodwill for impairment, the Company may first perform a qualitative assessment. If the Company determines it is not more likely than not the reporting unit’s fair value is less than its carrying value, then no further analysis is necessary. If the Company determines that it is more likely than not that the fair value of its reporting unit is less than its carrying amount, then the quantitative impairment test will be performed. The Company may elect to bypass the qualitative assessment and proceed directly to performing a quantitative analysis. Under the quantitative impairment test, if the carrying amount of the Company’s reporting unit exceeds its fair value, the Company recognizes an impairment of goodwill for the amount of this excess.

The Company determined no impairment existed for goodwill for the three and nine months ended September 30, 2024.

The Company evaluates the recoverability of long-lived assets, including property and equipment and intangible assets subject to amortization for possible impairment whenever events or circumstances indicate that the carrying amount of such assets may not be fully recoverable. Such events and changes may include significant changes in performance relative to expected operating results, significant changes in asset use, significant negative industry or economic trends, and changes in the Company’s business strategy. Recoverability of these assets is measured by a comparison of the carrying amounts to the future undiscounted cash flows the assets are expected to generate. If such review indicates that the carrying amount of long-lived assets is not recoverable, the carrying amount of such assets is reduced to fair value. There were no impairment charges to long-lived assets during the periods presented.

h.	Goodwill and Other Intangibles

For business combinations, the purchase prices are allocated to the tangible assets and intangible assets acquired and liabilities assumed based on their estimated fair values on the acquisition dates, with the remaining unallocated purchase prices recorded as goodwill.

The Company has no indefinite-lived intangible assets other than goodwill. Acquired identifiable finite-lived intangible assets include identifiable acquired technology, customer relationships, trademarks and backlog and are amortized on a straight-line basis over the estimated useful lives of the assets. The Company routinely reviews the remaining estimated useful lives of finite-lived intangible assets.

Goodwill is not amortized and is tested for impairment at least annually.
The Company operates as one reporting unit and the fair value of the reporting unit is estimated using quoted market prices of the Company’s stock in active markets. The Company tests goodwill for impairment annually in the fourth quarter and whenever events or changes in circumstances indicate the carrying amount of goodwill may not be recoverable.

When testing goodwill for impairment, the Company may first perform a qualitative assessment. If the Company determines it is not more likely than not the reporting unit’s fair value is less than its carrying value, then no further analysis is necessary. If the Company determines that it is more likely than not that the fair value of its reporting unit is less than its carrying amount, then the quantitative impairment test will be performed. The Company may elect to bypass the qualitative assessment and proceed directly to performing a quantitative analysis. Under the quantitative impairment test, if the carrying amount of the Company’s reporting unit exceeds its fair value, the Company recognizes an impairment of goodwill for the amount of this excess.

As of December 31, 2023, no impairments of goodwill have been recognized.

Impairment of Long-Lived Assets
i.	Impairment of Long-Lived Assets

The Company’s long-lived assets, including right-of-use (“ROU”) assets and identifiable intangible assets that are subject to amortization, are reviewed for impairment in accordance with ASC 360, “Property, Plant and Equipment” whenever events or changes in circumstances indicate that the carrying amount of an asset (or asset group) may not be recoverable. Recoverability of assets (or asset group) to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During the years ended December 31, 2023, 2022 and 2021, no impairment losses have been recorded.

Restricted Cash and Other Long-Term Assets
j.	Restricted cash and Other long-term assets:

Other long-term assets include long-term prepaid expenses and restricted cash deposits for offices and cars leasing based upon the term of the remaining restrictions.

Treasury stock
k.	Treasury shares
The Company repurchased its ordinary shares and holds them as treasury shares. The Company presents the cost to repurchase treasury shares as a reduction of shareholders' equity.
Fair Value Measurements
c.	Fair Value Measurements

Cash and cash equivalents, restricted cash, prepaid expenses and other assets, trade payables and accrued expenses and other liabilities, are stated at their carrying value which approximates their fair value due to the short time to the expected receipt or payment.

The following tables present information about the Company’s financial assets and liabilities that are measured in fair value on a recurring basis as of September 30, 2024 and December 31, 2023 (in thousands):

		Fair value measurements as of
Description	Fair Value Hierarchy	September 30, 2024	December 31, 2023
Financial assets:

Money market funds included in cash and cash equivalent	Level 1	$2,665	$2,550
Treasury bills included in cash and cash equivalent	Level 1	1,313	2,525

Total Assets Measured at Fair Value		$3,978	$5,075

Financial Liabilities:
Earnout	Level 3	$792	$3,292

Total liabilities measured at fair value		$792	$3,292

The Company classifies cash equivalents within Level 1, because the Company uses quoted market prices or alternative pricing sources and models utilizing market observable inputs to determine their fair values.

The estimated fair value of the earnout is determined using Level 3 inputs. Inherent in a Monte Carlo simulation analysis are assumptions related to projected revenues, expected term, volatility, annual revenue yield and interest rate. The Company estimates the volatility of its common share based on historical volatility of select peer companies. The interest rate is based on the U.S. Technology B bond yield.

The following table summarizes the earnout liability activity as of September 30, 2024 (in thousands):

Earnout
Balance December 31, 2023	$3,292
Change in fair value	(2,500)
Balance September 30, 2024	$792

t.	Fair Value Measurements:

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company uses a three-tier fair value hierarchy to classify and disclose all assets and liabilities measured at fair value on a recurring basis, as well as assets and liabilities measured at fair value on a non-recurring basis, in periods subsequent to their initial measurement. The hierarchy requires the Company to use observable inputs when available, and to minimize the use of unobservable inputs when determining fair value. If a financial instrument uses inputs that fall in different levels of the hierarchy, the instrument will be categorized based upon the lowest level of input that is significant to the fair value calculation. The three-tiers are defined as follows:

▪	Level 1. Observable inputs based on unadjusted quoted prices in active markets for identical assets or liabilities;

▪	Level 2. Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

▪	Level 3. Unobservable inputs for which there is little or no market data requiring the Company to develop its own assumptions.

The carrying amounts of cash and cash equivalents, short term deposits, trade receivables and trade payables approximate their fair value due to the short-term maturity of such instruments.

The following tables present information about the Company’s financial assets and liabilities that are measured in fair value on a recurring basis as of December 31, 2023 and December 31, 2022 (in thousands):

		Fair value measurements as of
Description	Fair Value Hierarchy	December 31, 2023	December 31, 2022
Financial assets:

Money market funds included in cash and cash equivalent	Level 1	$2,550	$-
Treasury bills included in cash and cash equivalent	Level 1	$2,525	$-

Total Assets Measured at Fair Value		$5,075	$-

Financial Liabilities:
Earnout	Level 3	$3,292	$-

Total liabilities measured at fair value		$3,292	$-

The Company classifies cash equivalents within Level 1, because the Company uses quoted market prices or alternative pricing sources and models utilizing market observable inputs to determine their fair values.

The earnout was valued using a Monte Carlo simulation analysis, which is considered to be a Level 3 fair value measurement.

The following table summarizes the earnout liability activity as of December 31, 2023 (in thousands):

Earnout
Initial Measurement (August 11, 2023)	$3,607
Change in fair value	(315)
Balance December 31, 2023	$3,292

Revenue Recognition
d.	Revenue Recognition

The Company generates revenues from sales of products. The Company sells its products directly to end customers and through distributors. The Company sells its products to clinics and rehabilitation centers, professional and college sports teams, private individuals (who finance the purchases by themselves, through fundraising or reimbursement coverage from insurance companies), and distributors.

Disaggregation of Revenues (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Product	$4,800	$3,632	$13,667	$5,563
Rental	1,008	303	2,776	685
Service and warranty	320	468	1,675	722
Total Revenues	$6,128	$4,403	$18,118	$6,970

  Product revenue

Revenue from Products sold to rehabilitation facilities and end users is recognized at a point in time once the customer has obtained the legal title to the items purchased.

For ReWalk and ReStore systems sold to rehabilitation facilities, the Company provides an immaterial level of training and considers the elements in the arrangement to be a single performance obligation. Therefore, the Company recognizes revenue for the system and training only after delivery in accordance with the agreement's delivery terms to the customer and after the training has been completed.

For sales of ReWalk systems to end users, the Company does not provide training to the end user as this training is provided separately by the rehabilitation center that the end user chooses to use.  Similarly, for sales of ReWalk systems to third party distributors, the Company does not provide training to the distributor because the distributor would previously have completed the ReWalk Training program. Therefore, in both cases the Company recognizes revenue upon delivery.

The Company generally does not grant a right of return for its products. In the rare circumstances when the Company provides a right of return for its products, the Company records reductions to revenue for expected future product returns based on the Company’s historical experience and estimates.

The Company offered five products: (1) ReWalk Personal, (2) ReWalk Rehabilitation, (3) ReStore, (4) MyoCycle and (5) AlterG Anti-Gravity system.

ReWalk Personal and ReWalk Rehabilitation are SCI Products, which are currently designed for everyday use by paraplegic individuals at home and in their communities. SCI Products are custom fitted for each user, as well as for use by paraplegic patients in the clinical rehabilitation environment, where they provide individuals access to valuable exercise and therapy. ReWalk Rehabilitation is a ReWalk Personal product sold with multiple sizes of our adjustable parts to allow different users the ability to train within a clinic.

With the recent establishment of a Medicare reimbursement pathway for the ReWalk product, the Company includes variable consideration in the form of implicit price concessions if, in the Company’s judgment, it is probable that a significant future reversal of cumulative revenue under the contract will not occur. The Company reassesses variable consideration at each reporting period and, if necessary, these estimates are adjusted to reflect the anticipated amounts to be collected when those facts and circumstances become known.

The AlterG Anti-Gravity systems are used in physical and neurological rehabilitation and athletic training, both domestically and internationally. This transformative technology uses patented, NASA-derived DAP technology to reduce the effects of gravity and allow people to move with finely calibrated support and reduced pain.

The ReStore is a powered, lightweight soft exo-suit intended for use in the rehabilitation of individuals with lower limb disability due to stroke in the clinical rehabilitation environment.

The Company also sells the MyoCycle, which uses Functional Electrical Stimulation (“FES”) technology, in the United States for use at home or in clinic.

Rental revenue

Rental revenue for the AlterG Anti-Gravity systems is accounted for under ASC Topic 842, Leases. The Company rents its products to customers for a fixed monthly fee over the rental term, which typically ranges from 2 to 3 years. Rental revenues are recorded as earned on a monthly basis.

The Company also offers the SCI Products in a rent-to-purchase model in which the Company recognizes revenue ratably according to the agreed rental monthly fee for a limited period prior to selling its products.

Service and warranties

The Company services its products after expiration of the initial warranty. Service revenue, consisting of time and materials to perform the repairs, is recorded as services are rendered, which corresponds with the period in which the related expenses are incurred.

Warranties are classified as either an assurance type or a service type warranty. A warranty is considered an assurance type warranty if it provides the customer with assurance that the product will function as intended for a limited period of time. An assurance type warranty is not accounted for as a separate performance obligation under the revenue model.

In recent years, SCI Products have included a five-year warranty. The first two years are considered as an assurance type warranty and the additional period is considered an extended service arrangement, which is a service type warranty. A service type warranty is either sold with a unit or separately for a unit for which the warranty has expired. A service type warranty is accounted as a separate performance obligation and revenue is recognized ratably over the life of the warranty.  With the recent establishment of a Medicare reimbursement pathway, the Company will offer its SCI Products to qualified Medicare beneficiaries with a two-year assurance type warranty only.

The ReStore device is sold with a two-year warranty which is considered as assurance type warranty.

The Distributed Product is sold with an assurance type warranty ranging from between one year to ten years, depending on the specific product and part.

For AlterG Anti-Gravity Products, the Company offers customers extended warranty contracts that extend or enhance the technical support, parts, and labor coverage offered as part of the base warranty included with the Anti-Gravity system products. Extended warranty revenue is recognized ratably over the extended warranty coverage period. The Company offers a one-year assurance type warranty to customers in the U.S. and two years assurance type warranty for spare parts only to its international distributors. For these products, the Company determines standalone selling price based on the price at which the performance obligation is sold separately.

Contract balances (in thousands):

	September 30,	December 31,
	2024	2023
Trade receivable, net of credit losses (1)	$5,843	$3,120
Deferred revenues (1) (2)	$2,659	$3,010

(1)	Balance presented net of unrecognized revenues that were not yet collected.

(2)	During the nine months ended September 30, 2024, $1.6 million of the December 31, 2023 deferred revenues balance was recognized as revenues.

Deferred revenue is composed primarily of unearned revenue related to service type warranty obligations, multi-year services contracts, as well as other advances and payments which the Company received from customers prior to satisfying the performance obligation, for which revenue has not yet been recognized.

The Company’s unearned performance obligations as of September 30, 2024 and the estimated revenue expected to be recognized in the future related to the service type warranty amounts to $2.7 million, which will be fulfilled over one to five years.

l.	Revenue Recognition:

The Company generates revenues from sales of products. The Company sells its products directly to end customers and through distributors. The Company sells its products to clinics and rehabilitation centres, professional and college sports teams, private individuals (who finance the purchases by themselves, through fundraising or reimbursement coverage from insurance companies), and distributors.

The Company recognizes revenue in accordance with ASC 606, “Revenue Recognition” when, or as, control of the promised good or service is transferred to the customer, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. The Company applies the following five steps:

1.	Identify the contract with a customer

The Company generally considers a purchase order or a signed quote to be a contract with a customer. In evaluating the contract with a customer, the Company analyzes the customer’s intent and ability to pay the amount of promised consideration (credit risk) and considers the probability of collecting substantially all of the consideration.

2.	Identify the performance obligations in the contract

At a contract’s inception, the Company assesses the goods or services promised in a contract with a customer and identifies the performance obligations.

3.	Determine the transaction price

The transaction price is determined based on the consideration to which the Company will be entitled in exchange for transferring products or services to the customer.

The Company does not offer extended payment terms beyond one year to customers.

4.	Allocate the transaction price to performance obligations in the contract

If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative standalone selling price basis.

5.	Recognize revenue when or as the Company satisfies a performance obligation

Revenue is recognized when or as performance obligations are satisfied by transferring control of a promised good or service to a customer. Control either transfers over time or at a point in time, which affects when revenue is recorded.

The Company has elected to apply the practical expedient for financing component for transactions in which the difference between the payment date and the revenue recognition timing is up to 12 months.

Disaggregation of Revenue (in thousands):

	Year Ended December 31,
	2023	2022	2021
Product	$10,681	$4,175	$4,916
Rental	1,033	859	533
Service and warranty	2,140	477	517
Total Revenues	$13,854	$5,511	$5,966

Product revenue

Revenue from Products is comprised of sale of Anti-Gravity products, sale of systems products to rehabilitation facilities and sale of ReWalk Personal Exoskeleton systems to end users. Revenues generated from the sale of Products are recognized at a point in time, once the customer has obtained the legal title to the items purchased.

For systems sold to rehabilitation facilities, the Company includes insignificant training and considers the elements in the arrangement to be a single performance obligation. Therefore, the Company recognizes revenue for the system only when control is transferred after delivery and when the training has been completed, in accordance with the agreements terms with the customer.

For sales of ReWalk Personal Exoskeleton systems to end users, and for sales of ReWalk Personal or ReWalk Rehabilitation Exoskeleton systems to third party distributors, the Company does not provide training to the end user as this training is completed by the rehabilitation center or by the distributor that have previously completed the ReWalk Training program. Therefore, the Company recognizes revenue in such sales upon delivery.

The Company generally does not grant a right of return for its products. In rare circumstances when the Company provides a right of return for its products. the Company records reductions to revenue for expected future product returns based on the Company’s historical experience and estimates.

During 2023, the Company offered six products: (1) ReWalk Personal Exoskeletons, (2) ReWalk Rehabilitation Exoskeleton, (3) ReStore, (4) AlterG Anti-Gravity systems, (5) MyoCycle and (6) MediTouch. Due to unsatisfactory sales performance of the MediTouch product lines, the Company terminated this agreement as of January 31, 2023.

Rental revenue

Rental revenue for the AlterG Anti-Gravity systems is accounted for under ASC Topic 842, Leases. The Company rents its products to customers for a fixed monthly fee over the rental term, which typically ranges from 2 to 3 years. Rental revenues are recorded as earned on a monthly basis. See Note 2x for additional information.

For the SCI Products, the Company also offers a rent-to-purchase model in which the Company recognizes revenue ratably according to the agreed rental monthly fee for a limited period prior to selling its products.

Service and warranties

The Company services its products after expiration of the initial warranty. Service revenue, consisting of time and materials to perform the repairs, is recorded as services are rendered.

Determining the transaction price requires of level judgment, which is discussed by revenue category in further detail below.

Warranties are classified as either an assurance type or a service type warranty. A warranty is considered an assurance type warranty if it provides the customer with assurance that the product will function as intended for a limited period of time. An assurance type warranty is not accounted for as a separate performance obligation under the revenue model.

SCI Products include a five -year warranty. The first two years are considered as an assurance type warranty and the additional period is considered an extended service arrangement, which is a service type warranty. A service type warranty is either sold with a unit or separately for a unit for which the warranty has expired. A service type warranty is accounted as a separate performance obligation and revenue is recognized ratably over the life of the warranty.

The ReStore device is sold with a two-year warranty which is considered as assurance type warranty.

The Distributed Products are sold with assurance type warranty ranging between three years to ten years, depending on the specific product and part.

For AlterG Anti-Gravity Products, the Company offers customers extended warranty contracts that extend or enhance the technical support, parts, and labor coverage offered as part of the base warranty included with the Anti-Gravity system products. Extended warranty revenue is recognized ratably over the extended warranty coverage period. The Company offers a one-year assurance type warranty to customers in the U.S. and two years assurance type warranty for spare parts only to its international distributors. For these products, the Company determines standalone selling price based on the price at which the performance obligation is sold separately.

Contract balances (in thousands):

	December 31,	December 31,
	2023	2022
Trade receivable, net of credit losses (1)	$3,120	$1,036
Deferred revenues (1) (2)	$3,010	$1,191

(1)	Balance presented net of unrecognized revenue that was not yet collected.

(2)	$435 thousands of the December 31, 2022 deferred revenue balance was recognized as revenue during the year ended December 31, 2023.

Deferred revenue which represent a contract liability, include unearned amounts related to service type warranty obligations as well as other advances and payments which the Company received from customers prior to satisfying the performance obligation, for which revenue has not yet been recognized. The Company's unearned performance obligations as of December 31, 2023 and the estimated revenue expected to be recognized in the future related to the service type warranty amounts to $3.1 million, which will be fulfilled over one to five years.

Accounting for Share-Based Compensation
m.	Accounting for Share-Based Compensation:

The Company accounts for share-based compensation in accordance with ASC 718, “Compensation-Stock Compensation” (“ASC 718”). ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an Option-Pricing Model (“OPM”). The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s consolidated statements of operations.

The Company recognizes compensation expenses for the value of its awards granted based on the straight-line method over the requisite service period of each of the awards. The Company account for forfeitures as they occur.

The Company selected the Black-Scholes-Merton option pricing model as the most appropriate fair value method for its share-option awards. The option-pricing model requires a number of assumptions, of which the most significant are the fair market value of the underlying ordinary share, expected share price volatility and the expected option term. Expected volatility is calculated based on actual historical stock price movements over the most recent periods ending on the grant date, equal to the expected term of the options, or based on certain peer companies that the Company considered to be comparable, in case there is no sufficient trading volume to rely on market volatility. The expected option term is determined based on the simplified method, as adequate historical experience is not available to provide a reasonable estimate. The simplified method will continue to apply until enough historical experience is available to provide a reasonable estimate of the expected term. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The fair value of Restricted Stock Units (“RSUs”) granted is determined based on the price of the Company’s ordinary shares on the date of grant.

The Company accounts for options granted to consultants and other service providers under ASC 718. The fair value of these options was estimated using a Black-Scholes-Merton option-pricing model.

Warrants to Acquire Ordinary Shares
n.	Warrants to Acquire Ordinary Shares:

During the twelve -month ended December 31, 2021, the Company issued warrants to acquire up to 15,083,611 ordinary shares. There were no issued warrants during the twelve months ended December 31, 2023 and 2022. The Company assessed the warrants pursuant to ASC 480 "Distinguishing Liabilities from Equity" and ASC 815 "Derivatives and Hedging" and determined that the warrants should be accounted for as equity and not as a derivative liability. Refer to Note 9f for additional information.

Research and Development Costs
o.	Research and Development Costs:

Research and development costs are charged to the consolidated statement of operations as incurred and are presented net of the amount of any grants the Company received for research and development in the period in which the grant was received.

Income Taxes
p.	Income Taxes

The Company accounts for income taxes in accordance with ASC 740, “Income Taxes” (“ASC 740”), using the liability method whereby deferred tax assets and liability account balances are determined based on the differences between financial reporting and the tax basis for assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to the amounts that are more likely-than-not to be realized.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company accrues interest and penalties related to unrecognized tax benefits in its taxes on income. As of December 31, 2023, and 2022, the Company did not identify any significant uncertain tax positions.

Concentrations of Credit Risks
e.	Concentrations of Credit Risks:

The below table reflects the concentration of credit risk for the Company’s current customers as of September 30, 2024, to which substantial sales were made:

	September 30,	December 31,
	2024	2023
Customer A	42%	-

The allowance for credit losses is based on the Company’s assessment of the collectability of accounts. The Company regularly assessed collectability based on a combination of factors, including an assessment of the current customer’s aging balance, the nature and size of the customer, the financial condition of the customer, and future expected economic conditions. Trade receivables deemed uncollectable are charged against the allowance for credit losses when identified. As of September 30, 2024, and December 31, 2023, trade receivables are presented net of allowance for credit losses in the amount of $193 thousand and $328 thousand, respectively.

r.	Concentrations of Credit Risks:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash, cash equivalents and trade receivables.

The Company’s cash and cash equivalents are deposited in major banks in Israel, the United States and Germany. Such deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. The Company maintains cash and cash equivalents with diverse financial institutions and monitors the amount of credit exposure to each financial institution. The bank deposits are held in financial institutions which management believes are institutions with high credit standing, and accordingly, minimal credit risk from geographic or credit concentration exists with respect to these deposits.

The below table reflects the concentration of credit risk for the Company’s current customers as of December 31, 2023, to which substantial sales were made.

Concentration of credit risk with respect to trade receivable is primarily limited to a customer to which the Company makes substantial sales.

	December 31,
	2023		2022
Customer A	*	)%	27%
Customer B	*	)%	13%
Customer C	-		13%
Customer D	-		11%

*)	Less than 10%

The allowance for credit losses is based on the Company's assessments of factors that may affect a customer's ability to pay. The Company regularly reviews the adequacy of the allowance for credit losses based on a combination of factors, including an assessment of the current customer's aging balance, the nature and size of the customer, the financial condition of the customer, and the amount of any receivables in dispute. The Company does not have any off-balance sheet credit exposure related to its customers. As of December 31, 2023, and 2022 trade receivables are presented net of $328 thousand and $26 thousand allowance for credit losses, respectively.

Warranty provision
f.	Warranty provision

For assurance-type warranty, the Company records a provision for the estimated cost to repair or replace products under warranty at the time of sale. Factors that affect the Company’s warranty reserve include the number of units sold, historical and anticipated rates of warranty repairs and the cost per repair.

US Dollars in thousands
Balance at December 31, 2023	$348
Provision	606
Usage	(530)
Balance at September 30, 2024	$424

q.	Warranty provision:

For assurance-type warranty, the Company records a provision for the estimated cost to repair or replace products under warranty at the time of sale. Factors that affect the Company’s warranty reserve include the number of units sold, historical and anticipated rates of warranty repairs and the cost per repair.

US Dollars in thousands
Balance at December 31, 2022	$92
AlterG acquisition – see note 5	535
Provision	200
Usage	(479)
Balance at December 31, 2023	$348

Accrued Severance Pay
s.	Accrued Severance Pay:

Pursuant to Israel’s Severance Pay Law, Israeli employees are entitled to severance pay equal to one month’s salary for each year of employment, or a portion thereof. All of the employees of the RRL elected to be included under section 14 of the Severance Pay Law, 1963 (“section 14”). According to this section, these employees are entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made in their name with insurance companies. Payments in accordance with section 14 release the Company from any future severance payments (under the above Israeli Severance Pay Law) in respect of those employees; therefore, related assets and liabilities are not presented in the balance sheet.

Total Company’s expenses related to severance pay amounted to $114 thousand, $113 thousand and $104 thousand for the years ended December 31, 2023, 2022 and 2021, respectively.

Basic and diluted net loss per ordinary share:
g.	Basic and diluted net loss per ordinary share:

Basic and diluted net loss per share was the same for each period presented as the inclusion of all potential shares of ordinary shares and warrants outstanding would have been anti-dilutive.

As of September 30, 2024 and 2023, the total number of ordinary shares related to the outstanding warrants and share option plans aggregated to 2,503,297 and 2,780,512, respectively, was excluded from the calculations of diluted loss per ordinary share since it would have an anti-dilutive effect.

u. Basic and Diluted Net Loss Per Share:

Basic net loss per share is computed by dividing the net loss by the weighted-average number of shares of ordinary shares outstanding during the period.

Diluted loss per share is computed based on the weighted average number of ordinary shares outstanding during the period, plus dilutive potential shares considered outstanding during the period.

Contingent liabilities
v. Contingent liabilities

The Company accounts for its contingent liabilities in accordance with ASC 450, “Contingencies.” A provision is recorded when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated.

With respect to legal matters, provisions are reviewed and adjusted to reflect the impact of negotiations, estimated settlements, legal rulings, advice of legal counsel and other information and events pertaining to a particular matter.

Government grants
w. Government grants

Royalty and non-royalty-bearing grants from the Israeli Innovation Authority (the “IIA”) of the Ministry of Economy and Industry in Israel for funding of approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the costs incurred, and are presented as a reduction from research and development expenses (see Note 8c).

Leases
x. Leases

At the inception of an arrangement, the Company determines whether the arrangement is or contains a lease based on the unique facts and circumstances present. Operating lease liabilities and their corresponding right-of-use assets are recorded at commencement date based on the present value of lease payments over the expected lease term. The interest rate implicit in lease contracts is typically not readily determinable. As such, the Company utilizes its incremental borrowing rate, which is the rate incurred to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment. Certain adjustments to the right-of-use asset may be required for items, such as initial direct costs paid or incentives received. The lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise such options.

Leases with an initial term of 12 months or less are not recorded on the balance sheet.

Lessor accounting - Operating leases

A portion of the AlterG rental revenues for the AlterG Anti-Gravity systems are made through lease arrangements.

AlterG products are available for lease agreements ranging from 12 to 42 months. If the customer terminates the contract during the lease period, they are required to pay a cancellation fee. The lease period may be extended by an additional period as specified in the contract.

In determining the leases classification as a sales type or operating lease, the Company assesses, among other criteria: (i) the lease term to determine if it is for the major part of the economic life of the underlying equipment; and (ii) the present value of the lease payments to determine if they are equal to or greater than substantially all of the fair market value of the equipment at the inception of the lease AlterG Anti-Gravity systems. When these criteria are not met, the lease accounted for as operating leases and revenues are recognized over the term of the lease.

Under these arrangements, when the Company acts as the lessor for its product line, the Company accounted for the lease arrangements as operating leases in accordance with ASC 842, “Lease” (“ASC 842”).

The total rental revenue for the AlterG Anti-Gravity Products has amounted to $249 thousand from the time of acquisition through December 31, 2023.

New Accounting Pronouncements
h.	New Accounting Pronouncements

Recent Accounting Pronouncements Not Yet Adopted

i.
In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2023-09, “Income Taxes - Improvements to Income Tax Disclosures” requiring enhancements and further transparency to certain income tax disclosures, most notably the tax rate reconciliation and income taxes paid. This ASU is effective for fiscal years beginning after December 15, 2024 on a prospective basis and retrospective application is permitted. The Company is currently evaluating the impact of the adoption of this standard.

ii.
In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires public entities to disclose information about their reportable segments’ significant expenses and other segment items on an interim and annual basis. Public entities with a single reportable segment are required to apply the disclosure requirements in ASU 2023-07, as well as all existing segment disclosures and reconciliation requirements in ASC 280, “Segment Reporting” on an interim and annual basis. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and for interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU 2023-07.

y.  New Accounting Pronouncements

Recently Implemented Accounting Pronouncements

i. Financial Instruments

In June 2016, FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 amends the impairment model to utilize an expected loss methodology in place of the currently used incurred loss methodology, which will result in the more timely recognition of losses. The Company adopted ASU 2016-13 as of January 1, 2023. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

Recent Accounting Pronouncements Not Yet Adopted

i.
In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2023-09, “Income Taxes - Improvements to Income Tax Disclosures” requiring enhancements and further transparency to certain income tax disclosures, most notably the tax rate reconciliation and income taxes paid. This ASU is effective for fiscal years beginning after December 15, 2024 on a prospective basis and retrospective application is permitted. The Company is currently evaluating the impact of the adoption of this standard.

ii.
In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires public entities to disclose information about their reportable segments’ significant expenses and other segment items on an interim and annual basis. Public entities with a single reportable segment are required to apply the disclosure requirements in ASU 2023-07, as well as all existing segment disclosures and reconciliation requirements in ASC 280, “Segment Reporting” on an interim and annual basis. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and for interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU 2023-07.